Construction Services Noncontrolling Interests - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2015
Principal Previous Owners [Member] | Link-Line and WS Nicholls [Member]
Noncontrolling Interest [Line Items]
Equity interest percentage	10.00%
Description of equity interest		The agreement, associated with that approximate 10% equity interest, provided special dividend rights which entitled the sellers, as holders, to dividends equal to 3.4% of dividends paid at the level of Centuri, and subject to certain conditions, such interests could become exchangeable for a 3.4% equity interest in Centuri. In consideration of the underlying exchange rights of the original agreement, earnings attribution by Centuri to the previous owners has also occurred in an amount equivalent to 3.4% of Centuri earnings since October 2014. During the third quarter of 2015, the sellers formally exercised their exchange rights under the terms of that original agreement. No new rights were conveyed to the noncontrolling parties as a result of the exchange and no new consideration was involved. The ability of the sellers to redeem their holdings for cash at specified dates remains intact. The previous owners may exit their investment retained by requiring the purchase of a portion of their interest commencing July 2017 and in incremental amounts each anniversary date thereafter. The shares subject to the election cumulate (if earlier elections are not made) such that 100% of their interest retained is subject to the election beginning in July 2022.
Equity interest dividend rights, percentage of dividends paid by Centuri	3.40%
First redemption date to exchange holdings for cash		2017-07
Principal Previous Owners [Member] | Link-Line and WS Nicholls [Member] | Construction Services [Member]
Noncontrolling Interest [Line Items]
Equity interest exchangeable percentage in Centuri	3.40%
Percentage of earnings attribution by Centuri to previous owners	3.40%
Principal Previous Owners [Member] | Link-Line and WS Nicholls [Member] | Construction Services [Member] | Maximum [Member]
Noncontrolling Interest [Line Items]
Percentage of retained interest may elect to sell to centuri		100.00%
Intellichoice Energy, LLC [Member]
Noncontrolling Interest [Line Items]
Subsidiaries holding interest percentage		65.00%